Advances from the Federal Home Loan Bank of New York - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Interest expense on advances from the FHLB NY	$ 2,073	$ 1,753	$ 1,776
FHLB New York [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Fixed-rate advances from the FHLB NY	$ 85,600	$ 60,800
Mature of fixed-rate advances from the FHLB NY	2022	2021
Interest rates on fixed-rate advances from the FHLB NY, lower range	1.60%	1.60%
Interest rates on fixed-rate advances from the FHLB NY, upper range	5.87%	5.87%
FHLB weighted average interest rate	2.03%	2.07%
Interest expense on advances from the FHLB NY	$ 1,600	$ 1,300	$ 1,300